UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/03

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	July 25, 2003


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	87

Form 13F Information Table Value Total:  26,272,960



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   778313 6034372.000SH     SOLE              4624192.000       1410180.000
                                                            203892 1580800.000SH     OTHER                               1580800.000
Abbott Laboratories            COM              002824100    11027 252000.000SH      SOLE               121000.000        131000.000
American Int'l Group           COM              026874107   767389 13907011.000SH    SOLE             10662547.000       3244464.000
                                                            178535 3235500.000SH     OTHER                               3235500.000
Amgen                          COM              031162100   878578 13323904.000SH    SOLE             10195727.000       3128177.000
                                                            241452 3661700.000SH     OTHER                               3661700.000
Baker Hughes Inc               COM              057224107   254280 7574625.000SH     SOLE              5495365.000       2079260.000
                                                             56384 1679600.000SH     OTHER                               1679600.000
Berkshire Hathaway Inc-Cl A    COM              084670108      580 8.000SH           SOLE                    7.000             1.000
Caterpillar Inc                COM              149123101   304696 5474246.000SH     SOLE              4197827.000       1276419.000
                                                             77206 1387100.000SH     OTHER                               1387100.000
Cisco Systems                  COM              17275R102      236 14070.000SH       SOLE                12170.000          1900.000
Citigroup Inc.                 COM              172967101   478079 11170060.999SH    SOLE              8558471.999       2611589.000
                                                            111067 2595033.000SH     OTHER                               2595033.000
Coca-Cola Co                   COM              191216100   899244 19376093.000SH    SOLE             15009806.000       4366287.000
                                                            281175 6058500.000SH     OTHER                               6058500.000
Colgate-Palmolive Co           COM              194162103  1065604 18388348.000SH    SOLE             14026095.000       4362253.000
                                                            283520 4892500.000SH     OTHER                               4892500.000
Costco Wholesale Corp-New      COM              22160K105   210549 5752712.000SH     SOLE              4416924.000       1335788.000
                                                             62059 1695600.000SH     OTHER                               1695600.000
Disney, Walt Co                COM              254687106   686259 34747298.000SH    SOLE             26679179.000       8068119.000
                                                            180160 9122000.000SH     OTHER                               9122000.000
Electronic Arts, Inc.          COM              285512109   490575 6638359.000SH     SOLE              5057641.000       1580718.000
                                                            131948 1785500.000SH     OTHER                               1785500.000
Eli Lilly & Co                 COM              532457108   642596 9317042.000SH     SOLE              7148042.000       2169000.000
                                                            180612 2618700.000SH     OTHER                               2618700.000
E M C Corp Mass                COM              268648102        1 80.000SH          SOLE                   80.000             0.000
Exxon Mobil Corp               COM              30231G102      983 27380.000SH       SOLE                22160.000          5220.000
Fannie Mae                     COM              313586109      405 6000.000SH        SOLE                 6000.000
First Data Corp                COM              319963104   320759 7740325.000SH     SOLE              5999415.000       1740910.000
                                                             86415 2085300.000SH     OTHER                               2085300.000
Gannett Inc Com                COM              364730101   739717 9630480.000SH     SOLE              7418205.000       2212275.000
                                                            204706 2665100.000SH     OTHER                               2665100.000
Genentech, Inc.                COM              368710406   180696 2505485.000SH     SOLE              1935810.000        569675.000
General Electric Co            COM              369604103      869 30311.000SH       SOLE                30011.000           300.000
Gillette Co                    COM              375766102   810303 25433247.000SH    SOLE             19527582.000       5905665.000
                                                            218556 6859900.000SH     OTHER                               6859900.000
Global SantaFe Corporation     COM              G3930E101       17 740.000SH         SOLE                  740.000             0.000
Goldman Sachs Group            COM              38141G104      553 6600.000SH        SOLE                 6600.000
H & R Block                    COM              093671105     6089 140790.000SH      SOLE               116340.000         24450.000
Int'l Business Machines        COM              459200101      273 3304.000SH        SOLE                 3304.000
Intel Corp                     COM              458140100      559 26880.000SH       SOLE                18660.000          8220.000
Johnson & Johnson              COM              478160104   905605 17516525.000SH    SOLE             13529226.000       3987299.000
                                                            267010 5164600.000SH     OTHER                               5164600.000
Kohls Corp Com                 COM              500255104   304357 5923656.000SH     SOLE              4569671.000       1353985.000
                                                             78355 1525000.000SH     OTHER                               1525000.000
Lauder Estee Cos Inc Cl A      COM              518439104     2437 72690.000SH       SOLE                67265.000          5425.000
Lowe's Companies               COM              548661107      412 9600.000SH        SOLE                 9600.000
Marriott Int'l, Inc Cl-A       COM              571903202   551697 14359635.000SH    SOLE             10964083.000       3395552.000
                                                            142077 3698000.000SH     OTHER                               3698000.000
Marsh & McLennan               COM              571748102   583984 11434974.000SH    SOLE              8684222.000       2750752.000
                                                            135141 2646200.000SH     OTHER                               2646200.000
Masco Corp                     COM              574599106   688027 28848091.000SH    SOLE             22119577.000       6728514.000
                                                            185517 7778500.000SH     OTHER                               7778500.000
Medtronic Inc                  COM              585055106  1051428 21918463.000SH    SOLE             16752966.000       5165497.000
                                                            282395 5886900.000SH     OTHER                               5886900.000
Microsoft Corp                 COM              594918104   256325 9997055.000SH     SOLE              7586705.000       2410350.000
                                                             61439 2396200.000SH     OTHER                               2396200.000
Molex Inc                      COM              608554101      113 4180.000SH        SOLE                 4180.000             0.000
Molex Cl A (Non-Vtg)           COM              608554200      695 30025.000SH       SOLE                30025.000
Newell Rubbermaid Inc.         COM              651229106   543075 19395536.000SH    SOLE             14871684.000       4523852.000
                                                            149190 5328200.000SH     OTHER                               5328200.000
Nokia Corp Sponsored ADR       COM              654902204   646822 39368360.000SH    SOLE             30721185.000       8647175.000
                                                            175459 10679200.000SH    OTHER                              10679200.000
Omnicom Group                  COM              681919106   323873 4517065.000SH     SOLE              3466525.000       1050540.000
                                                             72460 1010600.000SH     OTHER                               1010600.000
Oracle Corporation             COM              68389X105   248500 20691135.000SH    SOLE             16264350.000       4426785.000
                                                             65368 5442800.000SH     OTHER                               5442800.000
Pepsico Inc                    COM              713448108   611708 13746250.000SH    SOLE             10537514.000       3208736.000
                                                            161402 3627000.000SH     OTHER                               3627000.000
Pfizer Inc                     COM              717081103  1112002 32562302.000SH    SOLE             24957783.000       7604519.000
                                                            306352 8970780.000SH     OTHER                               8970780.000
Procter & Gamble Co            COM              742718109   951252 10666648.000SH    SOLE              8188463.000       2478185.000
                                                            264321 2963900.000SH     OTHER                               2963900.000
Qualcomm Inc Com               COM              747525103   746474 20770004.000SH    SOLE             15956504.000       4813500.000
                                                            194604 5414700.000SH     OTHER                               5414700.000
Royal Dutch Pete Co NY Reg Gld COM              780257804      207 4430.000SH        SOLE                 2830.000          1600.000
Schlumberger                   COM              806857108   907490 19076945.000SH    SOLE             15016021.000       4060924.000
                                                            275816 5798100.000SH     OTHER                               5798100.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
State Street Corp.             COM              857477103      221 5600.000SH        SOLE                                   5600.000
SunTrust Banks Inc             COM              867914103     1033 17400.000SH       SOLE                                  17400.000
Transocean, Inc.               COM              G90078109   220959 10057274.000SH    SOLE              7816924.000       2240350.000
                                                             68709 3127400.000SH     OTHER                               3127400.000
United Parcel Service-Cl B     COM              911312106   540920 8491680.000SH     SOLE              6512406.000       1979274.000
                                                            150554 2363480.000SH     OTHER                               2363480.000
Wells Fargo & Co New           COM              949746101      801 15900.000SH       SOLE                15100.000           800.000
Wrigley, (Wm) Jr Cl B          COM              982526105     9147 162675.000SH      SOLE               131475.000         31200.000
Montag & Caldwell Growth N Fun                  00078H299      311 15457.671SH       SOLE                                  15457.671